Reconciliation of Loss after Income Tax to Net Cash Used in Operating Activities (Details) - Schedule of Reconciliation of Loss after Income Tax	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)		Dec. 31, 2021 AUD ($)
Schedule of Reconciliation of Loss after Income Tax [Abstract]
Loss after income tax expense for the year	$ (6,871,965)	$ (4,700,424)	$ (341,469)		$ (2,704,845)
Adjustments for:
Depreciation and amortisation	412,093	253,075	375,516		224,154
Share-based payments	882,055	603,326	309,256		223,171
Net loss (gain) on fair value movement of warrants	476,745	326,094	(3,768,466)
Foreign exchange differences	(559,504)	(353,904)	(428,414)		172,039	[1]
Lease interest	22,199	15,184	22,004		31,916	[1]
Change in operating assets and liabilities:
Decrease (increase) in prepayments	(600,858)	(410,986)	(132,810)	[1]	(310,386)	[1]
Decrease (increase) in inventories	(527,977)	(361,136)	(347,668)		312,014
Increase in trade and other payables	467,206	319,568	457,392		132,260
Increase (decrease) in employee benefits	91,906	62,864	(614,554)		115,077
Increase (decrease) in Government liabilities	582	398	909		(1,579)
Net cash used in operating activities	$ (6,207,518)	$ (4,245,941)	$ (4,468,304)		$ (1,806,179)

[1]	Reclassified